Property And Equipment - Schedule of Property And Equipment, Net (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Equipment	$ 111,885	$ 14,189	$ 4,000
Computer	3,086	3,469
Leasehold improvement	223,587
Transaction verification servers	449,911	194,891
Property and equipment	788,469	212,549	$ 4,000
Accumulated depreciation	(224,264)	(22,359)	(444)
Property and equipment, net	$ 564,205	$ 190,190	$ 3,556